Note 5 - Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	March 31, 2017	December 31, 2016
Laboratory equipment	$530,306	$525,956
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	674,596	670,246
Accumulated depreciation and amortization	(622,316)	(615,418)
Property and equipment, net	$52,280	$54,828

	2016	2015
Laboratory equipment	$525,956	$525,956
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	670,246	670,246
Accumulated depreciation and amortization	(615,418)	(586,638)
Property and equipment, net	$54,828	$83,608